Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	FIDELITY INVESTMENT TRUST
Central Index Key	0000744822
Amendment Flag	false
Document Creation Date	Aug 13, 2013
Document Effective Date	Aug 13, 2013
Prospectus Date	Dec 29, 2012

Retail | Fidelity International Growth Fund
Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.49%
Total annual operating expenses	1.28%
Fee waiver and/or expense reimbursementA	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 395
5 years	$ 692
10 years	$ 1,535

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Retail | Fidelity International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.49%
Total annual operating expenses	1.28%
Fee waiver and/or expense reimbursementA	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 395
5 years	$ 692
10 years	$ 1,535

Retail | Fidelity Total International Equity Fund
Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.49%
Total annual operating expenses	1.28%
Fee waiver and/or expense reimbursementA	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 395
5 years	$ 692
10 years	$ 1,535

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Retail | Fidelity Total International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.49%
Total annual operating expenses	1.28%
Fee waiver and/or expense reimbursementA	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Fidelity International Growth Fund found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 395
5 years	$ 692
10 years	$ 1,535

A T B C | Fidelity International Growth Fund
Supplement to the
Fidelity Advisor® International Growth Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.54%	0.56%	0.56%	0.54%
Total annual operating expenses	1.58%	1.85%	2.35%	2.33%
Fee waiver and/or expense reimbursementA	0.13%	0.15%	0.15%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%	1.70%	2.20%	2.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A	Class T	Class B	Class C
1.45%	1.70%	2.20%	2.20%

These arrangements will remain in effect through December 31, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section on page 4.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 714	$ 714	$ 517	$ 517	$ 723	$ 223	$ 323	$ 223
3 years	$ 1,028	$ 1,028	$ 891	$ 891	$ 1,013	$ 713	$ 710	$ 710
5 years	$ 1,370	$ 1,370	$ 1,297	$ 1,297	$ 1,436	$ 1,236	$ 1,229	$ 1,229
10 years	$ 2,331	$ 2,331	$ 2,426	$ 2,426	$ 2,387	$ 2,387	$ 2,652	$ 2,652

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
A T B C | Fidelity International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® International Growth Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.54%	0.56%	0.56%	0.54%
Total annual operating expenses	1.58%	1.85%	2.35%	2.33%
Fee waiver and/or expense reimbursementA	0.13%	0.15%	0.15%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%	1.70%	2.20%	2.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A	Class T	Class B	Class C
1.45%	1.70%	2.20%	2.20%

These arrangements will remain in effect through December 31, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section on page 4.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 714	$ 714	$ 517	$ 517	$ 723	$ 223	$ 323	$ 223
3 years	$ 1,028	$ 1,028	$ 891	$ 891	$ 1,013	$ 713	$ 710	$ 710
5 years	$ 1,370	$ 1,370	$ 1,297	$ 1,297	$ 1,436	$ 1,236	$ 1,229	$ 1,229
10 years	$ 2,331	$ 2,331	$ 2,426	$ 2,426	$ 2,387	$ 2,387	$ 2,652	$ 2,652

Inst | Fidelity International Growth Fund
Supplement to the
Fidelity Advisor® International Growth Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.48%
Total annual operating expenses	1.27%
Fee waiver and/or expense reimbursementA	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 393
5 years	$ 687
10 years	$ 1,525

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Inst | Fidelity International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® International Growth Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.48%
Total annual operating expenses	1.27%
Fee waiver and/or expense reimbursementA	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section on page 4.

1 year	$ 122
3 years	$ 393
5 years	$ 687
10 years	$ 1,525

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 13, 2013